Cash flow information - Non cash investing and financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow information
Acquisition of right?of?use properties by leasing	¥ 46,479	¥ 225,638	¥ 33,039
Recognition of redemption liability to acquire non?controlling interests (Note 33)	44,105	188,080
Total	¥ 90,584	¥ 413,718	¥ 33,039